Consolidated Statements of Comprehensive Loss - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Expenses
Professional fees	$ 683,915	$ 512,659	$ 1,089,276
Salaries and benefits (Note 13(b))	1,480,745	1,381,060	799,566
Travel and promotion	286,920	259,840	264,128
Depreciation (Note 10)	28,274	27,039	131,486
Office and license (Note 13(b))	145,965	120,972	150,844
Rent (Note 13(b))	173,891	146,759	175,583
Stock exchange fees	48,037	23,389	115,294
Insurance	55,007	60,499	70,202
Transfer agent fees	33,919	23,370	31,830
Directors’ fees (Note 13(a))	70,000	41,000	48,000
General exploration expenses (Note 13(a))		1,467	432,764
Share-based payments (Note 12(d)13(a))	2,693,070	1,869,010	950,740
Total Expenses	5,699,743	4,467,064	4,259,713
Other income (loss)
Interest and other income (Note 13(b))	654,741	550,271	303,403
Impairment of exploration and evaluation assets			(97,044)
Income on exploration and evaluation assets	0	0	32,920
Loss on investment in associate (Note 7)			(95,892)
Impairment of marketable securities (Note 6)			(162,000)
Impairment of investment in associate (Note 7)			(470,700)
Gain on transfer of spin-out assets (Note 2)			3,115,422
Loss on fair value of contingent shares receivable (Note 8)			(22,500)
Loss on sale of property, plant and equipment (Note 10)	(1,760)	(3,985)	(22,692)
Foreign exchange gain (loss)	(184,533)	(102,726)	129,671
Total other income (loss)	468,448	443,560	2,710,588
Loss before income taxes	(5,231,295)	(4,023,504)	(1,549,125)
Deferred income tax recovery (Note 17)			404,600
Net loss for the year	(5,231,295)	(4,023,504)	(1,144,525)
Other comprehensive loss
Net change in fair value of available-for-sale financial assets, net of tax of $Nil			170,640
Reclassification adjustment relating to available-for-sale financial assets included in net loss, net of tax of $Nil			(162,812)
Other comprehensive loss for the year			(333,452)
Total comprehensive loss for the year	$ (5,231,295)	$ (4,023,504)	$ (1,477,977)
Basic and diluted net loss per share (Note 15) (in CAD per share)	$ (0.05)	$ (0.05)	$ (0.02)